COMMON STOCK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Reserved for Future Issuance	The number of shares of common stock that have been reserved for the potential conversion of Series A, B, C and D preferred stock, the warrants associated with the Company’s credit facility and prior term loan and outstanding stock options granted and stock options available for grant under the Company’s 2013 Stock Incentive Plan, or the Stock Incentive Plan, as of September 30, 2021, are as follows:

Share Class	Number of Shares
Conversion of Series A preferred stock	20,308,856
Conversion of Series B preferred stock	11,808,789
Conversion of Series C preferred stock	8,951,819
Conversion of Series D preferred stock	23,403,203
Warrants	1,126,705
Shares reserved for the issuance of warrants	283,599
Outstanding common stock options	11,038,739
Common stock options available for grant	2,951,062
Total number of shares	79,872,772

The number of shares of common stock that have been reserved for the potential conversion of Series A, B, C and D preferred stock, the warrants associated with the Company’s current and former debt facility, and outstanding stock options granted and stock options available for grant under the Company’s 2013 Stock Incentive Plan, or the Stock Incentive Plan, as of December 31, 2020, are as follows:

Share Class	Number of Shares
Conversion of Series A preferred stock	20,308,856
Conversion of Series B preferred stock	11,808,789
Conversion of Series C preferred stock	8,951,819
Conversion of Series D preferred stock	20,344,538
Warrants	1,126,705
Shares reserved for the issuance of warrants	283,599
Outstanding common stock options	9,250,333
Common stock options available for grant	5,471,053
Total number of shares	77,545,692